Concentration and Risks	12 Months Ended
Dec. 31, 2018
Risks And Uncertainties [Abstract]
CONCENTRATION AND RISKS
3.	CONCENTRATION AND RISKS
(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

3.	CONCENTRATION AND RISKS (Continued)
(b)	Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and amounts due from related parties. The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Accounts receivable from third-parties concentration of credit risk as below:

	As of December 31,
	2017		2018
	RMB		RMB
Company A	—	—	58,766	53%
Company B	—	—	36,734	33%
Company C	2,778	64%	*	*

*	Less than 10%

Other receivables from related parties concentration of credit risk as below:

	As of December 31,
	2017		2018
	RMB		RMB
Xiaomi Inc.	24,160	42%	112,320	100%
Xiaomi H.K. Limited (“Xiaomi H.K.”)	33,448	58%	—	—

(c)	Revenue concentration risk

	Year ended December 31,
	2016		2017		2018
	RMB		RMB		RMB
Xiaomi Telecommunication Technology	299,827	96%	739,464	85%	1,311,852	51%

The revenue generated from Xiaomi included sale of both Xiaomi-branded and Viomi-branded products. Revenue from sale of Viomi-branded products amounted to RMB19,326, RMB84,514 and RMB136,520 for the years ended December 31, 2016, 2017 and 2018, respectively.